Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	$ 8,203	$ 8,645	$ 8,095
[ParentCompanyMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock	8,203	8,645	8,087
Unrecognized cost for unvested restricted shares	7,966	10,662
Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 9 months 27 days
[SubsidiariesMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost on restricted stock			$ 7